Current and Deferred Taxes (Details) - Schedule of effect on income tax expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Current tax	$ 139,961	$ 4,434	$ 174,205
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(52,181)	226,810	(28,465)
Valuation provision
Subtotals	87,780	231,244	145,740
Tax for rejected expenses (Article No21)	236	210	1,354
Other	5,608	(9,790)	(4,561)
Net charges for income tax expense	$ 93,624	$ 221,664	$ 142,533